Segment Information - Summary of Revenue by Geographic Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Revenue	€ 5,259	€ 4,090	€ 2,952
United States
Disclosure Of Operating Segments [Line Items]
Revenue	1,973	1,577	1,173
United Kingdom
Disclosure Of Operating Segments [Line Items]
Revenue	576	444	342
Luxembourg
Disclosure Of Operating Segments [Line Items]
Revenue	3	3	1
Other Countries
Disclosure Of Operating Segments [Line Items]
Revenue	€ 2,707	€ 2,066	€ 1,436